UNITED STATES
              SECURITIES AND EXCHANGE COMMISSION
                    Washington, D.C. 20549

                           Form 13F

                     Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2001

Check here if Amendment [ ];          Amendment Number:___
         This Amendment (Check only one):     [ ] is a restatement.
                                              [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Berkshire Capital Holdings, Inc.
Address:  475 Milan Drive
          Suite 103
          San Jose, California 95134-2453

Form 13F File Number: 28-6289

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Malcolm R. Fobes III
Title:  President
Phone:  (408) 526-0707

Signature, Place, and Date of Signing:

/s/ Malcolm R. Fobes III   San Jose, California    8/13/01
------------------------   --------------------    -------
      [Signature]             [City, State]        [Date]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)



                        Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                      0
                                              -----------
Form 13F Information Table Entry Total:                29
                                              -----------
Form 13F Information Table Value Total:       $   133,776
                                              -----------
                                              (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE
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                                               Berkshire Capital Holdings, Inc.
                                                           FORM 13F
                                                        As of 06/30/01

                                                                                                                VOTING AUTHORITY
                             TITLE OF             FAIR MARKET   SHARES/   SH/  PUT/   INVESTMENT    OTHER     ---------------------
 NAME OF ISSUER               CLASS     CUSIP    VALUE (000's)  PRN AMT   PRN  CALL   DISCRETION   MANAGERS    SOLE   SHARED   NONE
-----------------------------------------------------------------------------------------------------------------------------------
Amdocs Limited                 COM    G02602103        474       8,800    SH            SOLE                   8,800
AOL Time Warner, Inc.          COM    00184A105      9,715     183,300    SH            SOLE                 183,300
Applied Materials, Inc.        COM    038222105      6,277     127,850    SH            SOLE                 127,850
BEA Systems, Inc.              COM    073325102      7,627     248,370    SH            SOLE                 248,370
Brocade Comm Systems, Inc.     COM    111621108      9,408     213,861    SH            SOLE                 213,861
Check Point Software Tech      COM    M22465104      4,956      97,997    SH            SOLE                  97,997
CIENA Corp.                    COM    171779101      6,792     178,725    SH            SOLE                 178,725
Cisco Systems, Inc.            COM    17275R102      1,296      71,200    SH            SOLE                  71,200
Comverse Technology, Inc.      COM    205862402      4,003      70,100    SH            SOLE                  70,100
EMC Corp.                      COM    268648102      7,505     258,339    SH            SOLE                 258,339
Emulex Corp.                   COM    292475209      5,747     142,250    SH            SOLE                 142,250
Extreme Networks, Inc.         COM    30226D106      2,817      95,500    SH            SOLE                  95,500
Genesis Microchip, Inc.        COM    371933102      1,284      35,525    SH            SOLE                  35,525
Integrated Device Technology   COM    458118106      3,516     110,950    SH            SOLE                 110,950
Juniper Networks, Inc.         COM    48203R104      6,599     212,192    SH            SOLE                 212,192
McDATA Corp.                   CLA    580031201      2,350     133,916    SH            SOLE                 133,916
Mercury Interactive Corp.      COM    589405109      1,527      25,500    SH            SOLE                  25,500
Micromuse, Inc.                COM    595094103      1,892      67,600    SH            SOLE                  67,600
Novellus Systems, Inc.         COM    670008101      7,689     135,400    SH            SOLE                 135,400
ONI Systems Corp.              COM    68273F103      5,416     194,125    SH            SOLE                 194,125
Openwave Systems, Inc.         COM    683718100      3,915     112,825    SH            SOLE                 112,825
PMC-Sierra, Inc.               COM    69344F106      4,274     137,550    SH            SOLE                 137,550
PeopleSoft, Inc.               COM    712713106      8,855     179,875    SH            SOLE                 179,875
RF Micro Devices, Inc.         COM    749941100      3,142     116,500    SH            SOLE                 116,500
Riverstone Networks, Inc.      COM    769320102        751      37,750    SH            SOLE                  37,750
Siebel Systems, Inc.           COM    826170102      7,579     161,600    SH            SOLE                 161,600
Sonus Networks, Inc.           COM    835916107      1,688      72,250    SH            SOLE                  72,250
TriQuint Semiconductor, Inc.   COM    89674K103        716      31,800    SH            SOLE                  31,800
VERITAS Software Corp.         COM    923436109      5,966      89,675    SH            SOLE                  89,675

REPORT SUMMARY:                 29                 133,776

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